Derivative Instruments - Additional Information (Detail) In Millions, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2014 Interest Rate Swap Contracts [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap Contracts [Member] USD ($)	Jun. 30, 2014 Foreign Exchange Forward Contracts [Member] USD ($) Contract	Jun. 30, 2014 Foreign Exchange Forward Contracts [Member] NOK	Dec. 31, 2013 Foreign Exchange Forward Contracts [Member] USD ($)	Dec. 31, 2013 Foreign Exchange Forward Contracts [Member] NOK
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional amount of outstanding obligations		$ 350.0	$ 200.0		0		124.4
Derivative, lower fixed interest rate range	1.25%
Derivative, higher fixed interest rate range	1.46%
Carrying amount of derivative assets			0.5	0		0.2
Carrying amount of derivative liabilities		$ 1.2
Derivative, Number of contracts outstanding				0	0